UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Index Fund

Investor Class (TRSYX)

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Investor Class	$14	0.29%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$241,540
Number of Portfolio Holdings	2,005

Portfolio Turnover Rate	13.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.9%
Industrials & Business Services	16.9
Health Care	15.9
Information Technology	14.5
Consumer Discretionary	9.9
Real Estate	6.0
Energy	4.8
Materials	3.8
Utilities	3.2
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.5%
Fabrinet	0.4
IonQ	0.4
Hims & Hers Health	0.4
HealthEquity	0.4
Ensign Group	0.3
Fluor	0.3
Blueprint Medicines	0.3
AeroVironment	0.3
Brinker International	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F33-053 8/25

Small-Cap Index Fund

Investor Class (TRSYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Index Fund

I Class (TRCSX)

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - I Class	$7	0.14%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$241,540
Number of Portfolio Holdings	2,005

Portfolio Turnover Rate	13.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.9%
Industrials & Business Services	16.9
Health Care	15.9
Information Technology	14.5
Consumer Discretionary	9.9
Real Estate	6.0
Energy	4.8
Materials	3.8
Utilities	3.2
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.5%
Fabrinet	0.4
IonQ	0.4
Hims & Hers Health	0.4
HealthEquity	0.4
Ensign Group	0.3
Fluor	0.3
Blueprint Medicines	0.3
AeroVironment	0.3
Brinker International	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F541-053 8/25

Small-Cap Index Fund

I Class (TRCSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Index Fund

Z Class (TRZIX)

This semi-annual shareholder report contains important information about Small-Cap Index Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$241,540
Number of Portfolio Holdings	2,005

Portfolio Turnover Rate	13.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	18.9%
Industrials & Business Services	16.9
Health Care	15.9
Information Technology	14.5
Consumer Discretionary	9.9
Real Estate	6.0
Energy	4.8
Materials	3.8
Utilities	3.2
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.5%
Fabrinet	0.4
IonQ	0.4
Hims & Hers Health	0.4
HealthEquity	0.4
Ensign Group	0.3
Fluor	0.3
Blueprint Medicines	0.3
AeroVironment	0.3
Brinker International	0.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1267-053 8/25

Small-Cap Index Fund

Z Class (TRZIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSYX Small-Cap Index Fund
TRCSX Small-Cap Index Fund–
.
I Class
TRZIX Small-Cap Index Fund–
.
Z Class

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 15 .60 $ 14 .40 $ 12 .48 $ 15 .93 $ 14 .16 $ 12 .20
Investment
activities
Net investment
income
(1)(2)
0 .07 0 .18 0 .18 0 .17 0 .11 0 .11
Net realized and
unrealized gain/
loss ( 0 .36 ) 1 .46 1 .90 ( 3 .44 ) 1 .91 2 .30
Total from
investment
activities ( 0 .29 ) 1 .64 2 .08 ( 3 .27 ) 2 .02 2 .41
Distributions
Net investment
income — ( 0 .18 ) ( 0 .16 ) ( 0 .16 ) ( 0 .11 ) ( 0 .12 )
Net realized gain — ( 0 .26 ) — ( 0 .02 ) ( 0 .14 ) ( 0 .33 )
Total distributions — ( 0 .44 ) ( 0 .16 ) ( 0 .18 ) ( 0 .25 ) ( 0 .45 )
NET ASSET
VALUE
End of period $ 15 .31 $ 15 .60 $ 14 .40 $ 12 .48 $ 15 .93 $ 14 .16

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .86 ) % 11 .24% 16 .75% ( 20 .58 ) % 14 .32% 19 .88%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .29%
(4)
0 .34% 0 .35% 4 .93% 1 .87% 4 .10%
Net expenses
after waivers/
payments by
Price Associates 0 .29%
(4)
0 .29% 0 .29% 0 .29% 0 .34% 0 .35%
Net investment
income 0 .98%
(4)
1 .22% 1 .39% 1 .26% 0 .70% 1 .00%
Portfolio turnover
rate 13 .9% 24 .7% 27 .2% 22 .0% 29 .0% 21 .1%
Net assets, end
of period (in
thousands) $97 $98 $177 $154 $197 $6,726
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 15 .65 $ 14 .47 $ 12 .54 $ 16 .01 $ 14 .21 $ 12 .23
Investment
activities
Net investment
income
(1)(2)
0 .08 0 .21 0 .20 0 .19 0 .18 0 .13
Net realized and
unrealized gain/
loss ( 0 .36 ) 1 .47 1 .91 ( 3 .46 ) 1 .89 2 .30
Total from
investment
activities ( 0 .28 ) 1 .68 2 .11 ( 3 .27 ) 2 .07 2 .43
Distributions
Net investment
income — ( 0 .24 ) ( 0 .18 ) ( 0 .18 ) ( 0 .13 ) ( 0 .12 )
Net realized gain — ( 0 .26 ) — ( 0 .02 ) ( 0 .14 ) ( 0 .33 )
Total distributions — ( 0 .50 ) ( 0 .18 ) ( 0 .20 ) ( 0 .27 ) ( 0 .45 )
NET ASSET
VALUE
End of period $ 15 .37 $ 15 .65 $ 14 .47 $ 12 .54 $ 16 .01 $ 14 .21

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .79 ) % 11 .40% 16 .92% ( 20 .48 ) % 14 .63% 20 .00%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .28%
(4)
0 .31% 0 .40% 0 .42% 0 .65% 3 .93%
Net expenses
after waivers/
payments by
Price Associates 0 .14%
(4)
0 .14% 0 .14% 0 .14% 0 .17% 0 .20%
Net investment
income 1 .15%
(4)
1 .38% 1 .55% 1 .43% 1 .12% 1 .15%
Portfolio turnover
rate 13 .9% 24 .7% 27 .2% 22 .0% 29 .0% 21 .1%
Net assets, end
of period (in
thousands) $136,170 $132,082 $112,086 $85,393 $90,212 $355
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 15 .65 $ 14 .46 $ 12 .53 $ 15 .99 $ 14 .20 $ 7 .59
Investment
activities
Net investment
income
(2)(3)
0 .10 0 .24 0 .23 0 .22 0 .23 0 .11
Net realized and
unrealized gain/
loss ( 0 .38 ) 1 .46 1 .90 ( 3 .47 ) 1 .85 6 .95
Total from
investment
activities ( 0 .28 ) 1 .70 2 .13 ( 3 .25 ) 2 .08 7 .06
Distributions
Net investment
income — ( 0 .25 ) ( 0 .20 ) ( 0 .19 ) ( 0 .15 ) ( 0 .12 )
Net realized gain — ( 0 .26 ) — ( 0 .02 ) ( 0 .14 ) ( 0 .33 )
Total distributions — ( 0 .51 ) ( 0 .20 ) ( 0 .21 ) ( 0 .29 ) ( 0 .45 )
NET ASSET
VALUE
End of period $ 15 .37 $ 15 .65 $ 14 .46 $ 12 .53 $ 15 .99 $ 14 .20

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
( 1 .79 ) % 11 .61% 17 .07% ( 20 .35 ) % 14 .71% 93 .22%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .25%
(5)
0 .26% 0 .32% 0 .38% 0 .72% 3 .86%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .01% 0 .01%
(5)
Net investment
income 1 .30%
(5)
1 .55% 1 .75% 1 .67% 1 .40% 1 .30%
(5)
Portfolio turnover
rate 13 .9% 24 .7% 27 .2% 22 .0% 29 .0% 21 .1%
Net assets, end
of period (in
thousands) $105,273 $74,199 $36,196 $11,833 $1,104 $187
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Index Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.8%
COMMUNICATION SERVICES  2.6%
Diversified Telecommunication Services  0.4%
Anterix (1) 1,216 31
ATN International  861 14
Bandwidth, Class A (1) 2,523 40
Cogent Communications Holdings  4,221 204
Globalstar (1) 4,704 111
IDT, Class B  1,527 104
Liberty Latin America, Class A (1) 2,816 17
Liberty Latin America, Class C (1) 11,638 72
Lumen Technologies (1) 89,369 392
Shenandoah Telecommunications  4,763 65
1,050
Entertainment  0.5%
AMC Entertainment Holdings, Class A (1) 36,723 114
Atlanta Braves Holdings, Class A (1)(2) 630 31
Atlanta Braves Holdings, Class C (1) 4,322 202
Cinemark Holdings  9,981 301
CuriosityStream  3,011 17
Eventbrite, Class A (1) 6,967 18
Gaia (1) 1,615 7
Golden Matrix Group (1) 1,587 3
IMAX (1) 4,049 113
Lionsgate Studios (1)(2) 18,092 105
Madison Square Garden Entertainment (1) 3,683 147
Marcus  2,122 36
Playstudios (1) 7,880 10
Playtika Holding  5,287 25
Reservoir Media (1) 1,872 14
Sphere Entertainment (1)(2) 2,573 108
Starz Entertainment (1) 1,147 19
Vivid Seats, Class A (1)(2) 7,034 12
1,282
Interactive Media & Services  0.7%
Angi (1) 4,065 62
Arena Group Holdings (1) 1,223 8
Bumble, Class A (1) 7,491 49
Cargurus (1) 7,707 258
Cars.com (1) 5,435 64
EverQuote, Class A (1) 2,569 62

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
fuboTV (1) 31,289 121
Getty Images Holdings (1) 10,366 17
Grindr (1) 3,131 71
MediaAlpha, Class A (1) 3,128 34
Nextdoor Holdings (1) 19,889 33
QuinStreet (1) 5,135 83
Rumble (1) 7,390 66
Shutterstock  2,193 42
Teads Holding (1) 3,077 8
Travelzoo (1) 601 8
TripAdvisor (1) 10,909 142
TrueCar (1) 6,696 13
Vimeo (1) 14,761 60
VTEX, Class A (1) 5,423 36
Webtoon Entertainment (1)(2) 1,692 15
Yelp (1) 5,871 201
Ziff Davis (1) 3,931 119
ZipRecruiter, Class A (1) 6,425 32
1,604
Media  0.8%
Advantage Solutions (1)(2) 9,457 12
Altice USA, Class A (1) 24,533 52
AMC Networks, Class A (1) 2,786 17
Boston Omaha, Class A (1) 2,201 31
Cable One  515 70
EchoStar, Class A (1) 12,714 352
Emerald Holding  1,038 5
Entravision Communications, Class A  5,422 13
EW Scripps, Class A (1) 5,530 16
Gambling.com Group (1) 1,524 18
Gannett (1) 12,771 46
Gray Media  8,258 37
Ibotta, Class A (1)(2) 1,219 45
iHeartMedia, Class A (1) 11,224 20
Integral Ad Science Holding (1) 7,151 59
John Wiley & Sons, Class A  3,859 172
Magnite (1) 13,122 316
National CineMedia  6,357 31
Newsmax (1) 718 11
Nexxen International (1) 3,550 37
PubMatic, Class A (1) 3,917 49
Scholastic  2,127 45
Sinclair  3,625 50

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stagwell (1) 10,836 49
TechTarget (1) 2,283 18
TEGNA  15,079 253
Thryv Holdings (1) 3,424 42
WideOpenWest (1) 4,560 19
1,885
Wireless Telecommunication Services  0.2%
Gogo (1) 6,251 92
Spok Holdings  1,913 34
Telephone & Data Systems  9,193 327
453
Total Communication Services 6,274
CONSUMER DISCRETIONARY  9.9%
Automobile Components  1.2%
Adient (1) 7,894 154
American Axle & Manufacturing Holdings (1) 10,516 43
Cooper-Standard Holdings (1) 1,587 34
Dana  12,414 213
Dorman Products (1) 2,588 317
Fox Factory Holding (1) 3,838 100
Garrett Motion  11,905 125
Gentherm (1) 2,934 83
Goodyear Tire & Rubber (1) 24,462 254
Holley (1) 5,624 11
LCI Industries  2,293 209
Luminar Technologies (1)(2) 3,798 11
Modine Manufacturing (1) 4,913 484
Motorcar Parts of America (1) 1,718 19
Patrick Industries  3,046 281
Phinia  3,692 164
Solid Power (1)(2) 14,148 31
Standard Motor Products  1,997 61
Strattec Security (1) 364 23
Visteon (1) 2,575 240
XPEL (1) 2,281 82
2,939
Automobiles  0.0%
Faraday Future Intelligent Electric (1) 8,396 14
Livewire Group (1)(2) 3,459 16
Winnebago Industries  2,644 77
107

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadline Retail  0.1%
Groupon (1)(2) 2,347 78
Kohl's  10,231 87
Savers Value Village (1) 1,986 20
185
Distributors  0.0%
A-Mark Precious Metals  1,784 40
GigaCloud Technology, Class A (1) 2,486 49
Weyco Group  519 17
106
Diversified Consumer Services  1.4%
Adtalem Global Education (1) 3,488 444
American Public Education (1) 1,535 47
Carriage Services  1,333 61
Clear Secure, Class A  7,836 217
Coursera (1) 12,971 114
European Wax Center, Class A (1) 2,857 16
Frontdoor (1) 6,971 411
Graham Holdings, Class B  302 286
KinderCare Learning (1) 2,963 30
Laureate Education (1) 12,157 284
Lincoln Educational Services (1) 2,779 64
Matthews International, Class A  2,837 68
Mister Car Wash (1) 9,306 56
Nerdy (1)(2) 6,995 11
OneSpaWorld Holdings  8,881 181
Perdoceo Education  5,762 188
Strategic Education  2,258 192
Stride (1) 4,004 581
Udemy (1) 9,114 64
Universal Technical Institute (1) 4,331 147
Zspace (1) 182 1
3,463
Hotels, Restaurants & Leisure  2.3%
Accel Entertainment (1) 4,831 57
Bally's (1) 697 7
Biglari Holdings, Class B (1) 66 19
BJ's Restaurants (1) 2,011 90
Bloomin' Brands  7,880 68
Brinker International (1) 4,151 749
Cheesecake Factory (2) 4,331 271
Cracker Barrel Old Country Store  2,084 127

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dave & Buster's Entertainment (1) 2,542 76
Denny's (1) 4,258 17
Dine Brands Global  1,373 33
El Pollo Loco Holdings (1) 2,341 26
Everi Holdings (1) 7,918 113
First Watch Restaurant Group (1) 3,831 61
Genius Sports (1) 20,761 216
Global Business Travel Group I (1) 8,830 56
Golden Entertainment  1,744 51
Hilton Grand Vacations (1) 5,736 238
Inspired Entertainment (1) 2,352 19
International Game Technology  10,529 167
Jack in the Box (2) 1,727 30
Krispy Kreme (2) 7,459 22
Kura Sushi USA, Class A (1) 617 53
Life Time Group Holdings (1) 12,725 386
Lindblad Expeditions Holdings (1) 3,550 41
Marriott Vacations Worldwide  2,998 217
Monarch Casino & Resort  1,209 105
Nathan's Famous  254 28
Papa John's International  3,102 152
PlayAGS (1) 3,598 45
Portillo's, Class A (1) 5,295 62
Potbelly (1) 2,492 31
Pursuit Attractions and Hospitality (1) 1,991 57
RCI Hospitality Holdings  723 28
Red Rock Resorts, Class A  4,541 236
Rush Street Interactive (1) 8,320 124
Sabre (1) 34,922 110
Serve Robotics (1)(2) 4,398 50
Shake Shack, Class A (1) 3,644 512
Six Flags Entertainment  8,994 274
Super Group SGHC  14,934 164
Sweetgreen, Class A (1) 9,707 144
Target Hospitality (1) 2,786 20
United Parks & Resorts (1)(2) 2,542 120
Xponential Fitness, Class A (1) 2,228 17
5,489
Household Durables  1.7%
Bassett Furniture Industries  770 12
Beazer Homes USA (1) 2,634 59
Cavco Industries (1) 714 310
Century Communities  2,568 145

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Champion Homes (1) 5,065 317
Cricut, Class A  4,230 29
Dream Finders Homes, Class A (1)(2) 2,833 71
Ethan Allen Interiors  2,180 61
Flexsteel Industries (2) 398 14
Green Brick Partners (1) 2,968 187
Hamilton Beach Brands Holding, Class A  784 14
Helen of Troy (1) 2,150 61
Hovnanian Enterprises, Class A (1) 441 46
Installed Building Products  2,207 398
KB Home  6,559 347
La-Z-Boy  3,871 144
Legacy Housing (1) 1,009 23
Leggett & Platt  12,507 111
LGI Homes (1) 1,952 100
Lovesac (1) 1,243 23
M/I Homes (1) 2,486 279
Meritage Homes  6,683 447
Sonos (1) 11,241 121
Taylor Morrison Home (1) 9,241 568
Traeger (1) 2,404 4
Tri Pointe Homes (1) 8,377 268
4,159
Leisure Products  0.4%
Acushnet Holdings  2,643 192
American Outdoor Brands (1) 1,159 12
Clarus  2,343 8
Escalade  964 13
Funko, Class A (1) 3,275 16
JAKKS Pacific  733 15
Johnson Outdoors, Class A  460 14
Latham Group (1) 4,223 27
Malibu Boats, Class A (1) 1,777 56
Marine Products (2) 907 8
MasterCraft Boat Holdings (1)(2) 1,468 27
Outdoor Holding (1)(2) 8,205 11
Peloton Interactive, Class A (1) 34,560 240
Polaris  4,999 203
Smith & Wesson Brands  3,968 34
Sturm Ruger  1,482 53
Topgolf Callaway Brands (1) 12,871 104
1,033

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail  2.2%
1-800-Flowers.com, Class A (1)(2) 2,043 10
Abercrombie & Fitch, Class A (1) 4,414 366
Academy Sports & Outdoors  6,258 280
Advance Auto Parts  5,627 262
American Eagle Outfitters  15,213 146
America's Car-Mart (1) 652 36
Arhaus (1) 4,696 41
Arko  7,318 31
Asbury Automotive Group (1) 1,830 436
BARK (1) 12,010 10
Barnes & Noble Education (1) 1,410 17
Beyond (1) 5,166 35
Boot Barn Holdings (1) 2,885 438
Buckle  2,963 134
Build-A-Bear Workshop  1,125 58
Caleres (2) 2,947 36
Camping World Holdings, Class A  5,651 97
Citi Trends (1) 556 19
Designer Brands, Class A  2,821 7
Envela (1) 639 4
EVgo (1) 12,032 44
Foot Locker (1) 8,024 197
Genesco (1) 899 18
Group 1 Automotive  1,181 516
Haverty Furniture  1,330 27
J Jill  520 8
Lands' End (1) 1,324 14
MarineMax (1) 1,772 44
Monro  2,702 40
National Vision Holdings (1) 7,248 167
ODP (1) 2,681 49
OneWater Marine, Class A (1)(2) 1,032 14
Petco Health & Wellness (1) 7,104 20
RealReal (1)(2) 9,096 44
Revolve Group (1) 3,668 73
Sally Beauty Holdings (1) 9,710 90
Shoe Carnival  1,644 31
Signet Jewelers  3,915 311
Sleep Number (1)(2) 1,819 12
Sonic Automotive, Class A  1,385 111
Stitch Fix, Class A (1) 9,205 34
ThredUp, Class A (1) 8,534 64

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tile Shop Holdings (1) 2,633 17
Torrid Holdings (1)(2) 1,869 5
Upbound Group  5,005 126
Urban Outfitters (1) 5,897 428
Victoria's Secret (1) 6,407 119
Warby Parker, Class A (1) 9,209 202
Winmark  279 105
Zumiez (1) 1,427 19
5,412
Textiles, Apparel & Luxury Goods  0.6%
Capri Holdings (1) 10,910 193
Carter's  3,339 101
Ermenegildo Zegna  5,799 50
Figs, Class A (1) 8,266 47
G-III Apparel Group (1) 3,725 83
Hanesbrands (1) 32,780 150
Kontoor Brands  5,130 338
Lakeland Industries  864 12
Movado Group  1,357 21
Oxford Industries  1,329 53
Rocky Brands  650 14
Steven Madden  6,622 159
Superior Group  1,119 11
Wolverine World Wide  7,404 134
1,366
Total Consumer Discretionary 24,259
CONSUMER STAPLES  2.2%
Beverages  0.1%
MGP Ingredients  1,299 39
National Beverage (1) 2,249 97
Vita Coco (1) 3,768 136
Zevia PBC, Class A (1) 2,981 10
282
Consumer Staples Distribution & Retail  0.5%
Andersons  3,055 112
Chefs' Warehouse (1) 3,419 218
Grocery Outlet Holding (1) 8,885 110
Guardian Pharmacy Services, Class A (1) 1,199 26
HF Foods Group (1) 3,444 11
Ingles Markets, Class A  1,374 87
Natural Grocers by Vitamin Cottage  1,198 47
PriceSmart  2,406 253

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SpartanNash  3,213 85
United Natural Foods (1) 5,621 131
Village Super Market, Class A  859 33
Weis Markets  1,537 112
1,225
Food Products  0.9%
Alico  495 16
B&G Foods (2) 7,042 30
Beyond Meat (1)(2) 6,926 24
BRC, Class A (1)(2) 4,630 6
Calavo Growers  1,527 41
Cal-Maine Foods  4,306 429
Dole  6,205 87
Forafric Global (1) 365 3
Fresh Del Monte Produce  3,068 99
Hain Celestial Group (1) 7,761 12
J & J Snack Foods  1,455 165
John B. Sanfilippo & Son  725 46
Lancaster Colony  1,883 325
Lifeway Foods (1) 484 12
Limoneira  1,498 23
Mama's Creations (1) 2,904 24
Mission Produce (1) 4,525 53
Seneca Foods, Class A (1) 416 42
Simply Good Foods (1) 8,792 278
SunOpta (1) 8,510 49
Tootsie Roll Industries  1,650 55
TreeHouse Foods (1) 4,715 92
Utz Brands  6,790 85
Vital Farms (1) 3,247 125
Westrock Coffee (1)(2) 3,068 18
WK Kellogg (2) 6,136 98
2,237
Household Products  0.3%
Central Garden & Pet (1) 855 30
Central Garden & Pet, Class A (1) 4,752 149
Energizer Holdings  6,201 125
Oil-Dri  893 53
Spectrum Brands Holdings  2,397 127
WD-40  1,270 289
773

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products  0.3%
Beauty Health (1) 10,758 20
Edgewell Personal Care  4,478 105
FitLife Brands (1) 373 5
Herbalife (1) 9,627 83
Honest (1) 8,766 45
Interparfums  1,718 226
Lifevantage  998 13
Medifast (1) 939 13
Nature's Sunshine Products (1) 1,374 20
Nu Skin Enterprises, Class A  4,870 39
Olaplex Holdings (1)(2) 12,290 17
USANA Health Sciences (1) 1,031 31
Waldencast, Class A (1) 4,002 10
627
Tobacco  0.1%
Ispire Technology (1)(2) 1,380 4
Turning Point Brands  1,566 119
Universal  2,241 130
253
Total Consumer Staples 5,397
ENERGY  4.8%
Energy Equipment & Services  1.7%
Archrock  15,538 386
Aris Water Solutions, Class A  2,897 68
Atlas Energy Solutions (2) 7,280 97
Borr Drilling (2) 21,627 40
Bristow Group (1) 2,669 88
Cactus, Class A  6,427 281
ChampionX  17,984 447
Core Laboratories  4,219 49
DMC Global (1) 1,856 15
Energy Services of America  1,117 11
Expro Group Holdings (1) 9,684 83
Flowco Holdings, Class A  1,795 32
Forum Energy Technologies (1) 1,004 19
Helix Energy Solutions Group (1) 13,069 82
Helmerich & Payne  9,109 138
Innovex International (1) 3,638 57
Kodiak Gas Services  5,058 173
Liberty Energy  14,645 168
Mammoth Energy Services (1) 2,352 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nabors Industries (1)(2) 1,327 37
National Energy Services Reunited (1) 5,728 34
Natural Gas Services Group (1) 980 25
Noble  11,831 314
Oceaneering International (1) 8,801 182
Oil States International (1) 5,347 29
Patterson-UTI Energy  33,077 196
ProFrac Holding, Class A (1) 1,137 9
ProPetro Holding (1) 7,817 47
Ranger Energy Services, Class A  1,613 19
RPC  7,793 37
SEACOR Marine Holdings (1) 2,229 11
Seadrill (1) 6,071 159
Select Water Solutions  8,714 75
Solaris Energy Infrastructure  3,420 97
TETRA Technologies (1) 11,577 39
Tidewater (1) 4,740 219
Transocean (1) 69,856 181
Valaris (1) 5,974 252
4,203
Oil, Gas & Consumable Fuels  3.1%
Ardmore Shipping  3,217 31
Berry  6,413 18
BKV (1) 1,574 38
California Resources  6,120 279
Calumet (1) 6,467 102
Centrus Energy, Class A (1)(2) 1,386 254
Clean Energy Fuels (1) 15,528 30
CNX Resources (1) 13,345 449
Comstock Resources (1) 6,937 192
Core Natural Resources  4,960 346
Crescent Energy, Class A  16,774 144
CVR Energy  2,893 78
Delek U.S. Holdings  5,908 125
DHT Holdings  11,930 129
Diversified Energy (2) 5,158 76
Dorian LPG  3,463 84
Empire Petroleum (1)(2) 1,272 7
Encore Energy (1) 16,465 47
Energy Fuels (1)(2) 19,527 112
Epsilon Energy  1,816 13
Evolution Petroleum  2,843 13
Excelerate Energy, Class A  2,161 63

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FLEX LNG  2,935 65
FutureFuel  2,509 10
Gevo (1) 21,746 29
Golar LNG  9,369 386
Granite Ridge Resources  4,677 30
Green Plains (1) 5,802 35
Gulfport Energy (1) 1,428 287
HighPeak Energy (2) 1,723 17
Infinity Natural Resources, Class A (1) 1,379 25
International Seaways  3,768 137
Kinetik Holdings  4,154 183
Kolibri Global Energy (1) 3,317 23
Kosmos Energy (1) 44,536 77
Lightbridge (1)(2) 1,762 24
Magnolia Oil & Gas, Class A  17,464 393
Murphy Oil  12,663 285
NACCO Industries, Class A  397 18
Navigator Holdings  3,069 43
New Fortress Energy  15,885 53
NextDecade (1) 12,544 112
NextNRG (1) 1,675 5
Nordic American Tankers (2) 18,553 49
Northern Oil & Gas  8,655 245
OPAL Fuels, Class A (1) 2,014 5
Par Pacific Holdings (1) 5,121 136
PBF Energy, Class A  7,849 170
Peabody Energy  11,340 152
Prairie Operating (1) 2,049 6
PrimeEnergy Resources (1) 64 9
REX American Resources (1) 1,395 68
Riley Exploration Permian  1,233 32
Sable Offshore (1) 6,412 141
SandRidge Energy  3,191 35
Scorpio Tankers  4,130 162
SFL  11,855 99
Sitio Royalties, Class A  7,401 136
SM Energy  10,699 264
Summit Midstream (1) 930 23
Talos Energy (1) 11,265 96
Teekay  5,002 41
Teekay Tankers, Class A  2,252 94
Uranium Energy (1) 39,899 271
VAALCO Energy  9,554 34

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verde Clean Fuels (1)(2) 210 1
Vital Energy (1) 2,798 45
Vitesse Energy  2,766 61
W&T Offshore (2) 8,549 14
World Kinect  5,309 150
7,406
Total Energy 11,609
FINANCIALS  18.9%
Banks  10.4%
1st Source  1,790 111
ACNB  967 41
Amalgamated Financial  2,198 69
Amerant Bancorp  3,340 61
Ameris Bancorp  6,203 401
Ames National  809 14
Arrow Financial  1,501 40
Associated Banc-Corp  15,599 380
Atlantic Union Bankshares  13,367 418
Axos Financial (1) 4,880 371
Banc of California  12,859 181
BancFirst  1,958 242
Bancorp (1) 4,274 243
Bank First (2) 880 104
Bank of Hawaii  3,693 249
Bank of Marin Bancorp  1,402 32
Bank of NT Butterfield & Son  4,111 182
Bank7  350 15
BankFinancial  1,053 12
BankUnited  7,077 252
Bankwell Financial Group  665 24
Banner  3,170 203
Bar Harbor Bankshares  1,368 41
BayCom  949 26
BCB Bancorp  1,402 12
Berkshire Hills Bancorp  4,359 109
Blue Foundry Bancorp (1) 1,797 17
Blue Ridge Bankshares (1) 6,045 22
Bridgewater Bancshares (1) 1,791 28
Brookline Bancorp  8,394 89
Burke & Herbert Financial Services  1,222 73
Business First Bancshares  2,672 66
BV Financial (1) 818 12
Byline Bancorp  2,550 68

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
C&F Financial  288 18
Cadence Bank  16,431 525
California Bancorp (1) 2,236 35
Camden National  1,506 61
Capital Bancorp  1,100 37
Capital City Bank Group  1,247 49
Capitol Federal Financial  11,203 68
Carter Bankshares (1) 2,061 36
Cathay General Bancorp  6,334 288
CB Financial Services  441 13
Central Pacific Financial  2,408 67
CF Bankshares  364 9
Chain Bridge Bancorp, Class A (1) 223 6
Chemung Financial  392 19
ChoiceOne Financial Services  1,344 39
Citizens & Northern  1,297 25
Citizens Community Bancorp  906 12
Citizens Financial Services  387 23
City Holding  1,345 165
Civista Bancshares  1,340 31
CNB Financial  1,886 43
Coastal Financial (1) 1,210 117
Colony Bankcorp  1,539 25
Columbia Financial (1) 2,501 36
Community Financial System  4,964 282
Community Trust Bancorp  1,498 79
Community West Bancshares  1,537 30
ConnectOne Bancorp  4,471 104
Customers Bancorp (1) 2,754 162
CVB Financial  12,396 245
Dime Community Bancshares  3,739 101
Eagle Bancorp  2,660 52
Eagle Bancorp Montana  700 12
Eagle Financial Services  434 13
Eastern Bankshares  18,436 282
ECB Bancorp (1) 727 11
Enterprise Bancorp  977 39
Enterprise Financial Services  3,440 190
Equity Bancshares, Class A  1,470 60
Esquire Financial Holdings  645 61
ESSA Bancorp  804 16
Farmers & Merchants Bancorp  1,094 28
Farmers National Banc  3,330 46

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FB Bancorp (1) 1,679 19
FB Financial  3,301 150
Fidelity D&D Bancorp  451 21
Financial Institutions  1,865 48
Finward Bancorp  325 9
Finwise Bancorp (1) 856 13
First Bancorp  931 24
First Bancorp North Carolina  3,785 167
First BanCorp Puerto Rico  15,096 314
First Bank New Jersey  1,838 28
First Busey  8,028 184
First Business Financial Services  718 36
First Capital  308 13
First Commonwealth Financial  9,394 152
First Community  697 17
First Community Bankshares  1,523 60
First Financial  1,035 56
First Financial Bancorp  8,940 217
First Financial Bankshares  12,612 454
First Financial Northwest (1)(3) 667 —
First Foundation  5,759 29
First Internet Bancorp  741 20
First Interstate BancSystem, Class A  8,255 238
First Merchants  5,470 209
First Mid Bancshares  1,938 73
First National  735 14
First Savings Financial Group  523 13
First United  567 18
First Western Financial (1) 716 16
Firstsun Capital Bancorp (1) 1,184 41
Five Star Bancorp  1,527 44
Flagstar Financial  28,483 302
Flushing Financial  2,893 34
Franklin Financial Services  396 14
FS Bancorp  512 20
Fulton Financial  17,114 309
FVCBankcorp (1) 1,438 17
GBank Financial Holdings (1) 846 30
German American Bancorp  3,401 131
Glacier Bancorp  10,717 462
Great Southern Bancorp  781 46
Greene County Bancorp  606 13
Guaranty Bancshares  842 36

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hancock Whitney  8,071 463
Hanmi Financial  2,704 67
Hanover Bancorp  448 10
HarborOne Bancorp  2,787 33
Hawthorn Bancshares  548 16
HBT Financial  1,117 28
Heritage Commerce  5,428 54
Heritage Financial  3,227 77
Hilltop Holdings  4,341 132
Hingham Institution For Savings  143 36
Home Bancorp  611 32
Home BancShares  17,660 503
HomeStreet (1) 1,658 22
HomeTrust Bancshares  1,503 56
Hope Bancorp  11,377 122
Horizon Bancorp  4,122 63
Independent Bank, (MA)  4,009 252
Independent Bank, (MI)  1,898 62
International Bancshares  5,112 340
Investar Holding  843 16
John Marshall Bancorp  946 18
Kearny Financial  4,950 32
Lakeland Financial  2,402 148
Landmark Bancorp  428 11
LCNB  1,189 17
LINKBANCORP  2,102 15
Live Oak Bancshares  3,316 99
MainStreet Bancshares (2) 663 13
Mercantile Bank  1,442 67
Meridian  857 11
Metrocity Bankshares  1,836 52
Metropolitan Bank Holding (1) 959 67
Mid Penn Bancorp  1,895 53
Middlefield Banc  630 19
Midland States Bancorp  1,891 33
MidWestOne Financial Group  1,925 55
MVB Financial  1,082 24
National Bank Holdings, Class A  3,554 134
National Bankshares  540 15
NB Bancorp (1) 3,502 63
NBT Bancorp  4,800 199
Nicolet Bankshares  1,271 157
Northeast Bank  671 60

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northeast Community Bancorp  1,116 26
Northfield Bancorp  3,484 40
Northpointe Bancshares  995 14
Northrim BanCorp  510 48
Northwest Bancshares  11,833 151
Norwood Financial  755 19
Oak Valley Bancorp  592 16
OceanFirst Financial  5,253 92
OFG Bancorp  4,247 182
Ohio Valley Banc  358 12
Old National Bancorp  30,044 641
Old Point Financial  377 15
Old Second Bancorp  4,171 74
OP Bancorp  1,110 14
Orange County Bancorp  907 23
Origin Bancorp  2,789 100
Orrstown Financial Services  1,691 54
Pacific Premier Bancorp  9,005 190
Park National  1,390 232
Parke Bancorp  960 20
Pathward Financial  2,235 177
Patriot National Bancorp (1) 4,180 6
PCB Bancorp  1,010 21
Peapack-Gladstone Financial  1,529 43
Penns Woods Bancorp  694 21
Peoples Bancorp  3,270 100
Peoples Bancorp of North Carolina  410 12
Peoples Financial Services  842 42
Pioneer Bancorp (1) 1,079 13
Plumas Bancorp  514 23
Ponce Financial Group (1) 952 13
Preferred Bank  1,167 101
Primis Financial  1,861 20
Princeton Bancorp  464 14
Provident Bancorp (1) 1,457 18
Provident Financial Services  12,076 212
QCR Holdings  1,550 105
RBB Bancorp  1,476 25
Red River Bancshares  443 26
Renasant  8,839 318
Republic Bancorp, Class A  754 55
Rhinebeck Bancorp (1) 430 5
Richmond Mutual BanCorp  859 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Riverview Bancorp  1,930 11
S&T Bancorp  3,549 134
SB Financial Group  561 11
Seacoast Banking  7,973 220
ServisFirst Bancshares  4,836 375
Shore Bancshares  2,807 44
Sierra Bancorp  1,182 35
Simmons First National, Class A  11,771 223
SmartFinancial  1,442 49
Sound Financial Bancorp  202 9
South Plains Financial  1,207 43
Southern First Bancshares (1) 698 27
Southern Missouri Bancorp  867 47
Southern States Bancshares  755 27
Southside Bancshares  2,740 81
SR Bancorp  743 10
Stellar Bancorp  4,403 123
Sterling Bancorp (1)(3) 2,133 —
Stock Yards Bancorp  2,466 195
Texas Capital Bancshares (1) 4,321 343
Third Coast Bancshares (1) 1,208 39
Timberland Bancorp  707 22
Tompkins Financial  1,264 79
Towne Bank  6,627 227
TriCo Bancshares  2,865 116
Triumph Financial (1) 2,061 114
TrustCo Bank  1,667 56
Trustmark  5,319 194
UMB Financial  6,812 716
Union Bankshares  344 9
United Bankshares  13,270 483
United Community Banks  11,296 337
United Security Bancshares  1,307 11
Unity Bancorp  633 30
Univest Financial  2,756 83
USCB Financial Holdings  969 16
Valley National Bancorp  45,471 406
Veritex Holdings  4,901 128
Virginia National Bankshares  407 15
WaFd  7,453 218
Washington Trust Bancorp  1,742 49
WesBanco  8,876 281
West BanCorp  1,459 29

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Westamerica BanCorp  2,397 116
Western New England Bancorp  1,732 16
WSFS Financial  5,458 300
25,067
Capital Markets  1.7%
Acadian Asset Management  2,578 91
AlTi Global (1)(2) 3,331 14
Artisan Partners Asset Management, Class A  5,803 257
Bakkt Holdings (1)(2) 488 7
BGC Group, Class A  33,592 344
Cohen & Steers  2,601 196
Diamond Hill Investment Group  256 37
DigitalBridge Group  16,066 166
Donnelley Financial Solutions (1) 2,491 154
Forge Global Holdings (1)(2) 961 18
GCM Grosvenor, Class A  4,157 48
Marex Group  2,984 118
MarketWise (2) 84 2
Moelis, Class A  6,967 434
Open Lending (1) 8,607 17
P10, Class A  5,104 52
Patria Investments, Class A  5,640 79
Perella Weinberg Partners  5,715 111
Piper Sandler  1,639 455
PJT Partners, Class A  2,170 358
Siebert Financial (1) 1,344 6
Silvercrest Asset Management Group, Class A  911 14
StepStone Group, Class A  5,875 326
StoneX Group (1) 4,236 386
Value Line (2) 68 3
Victory Capital Holdings, Class A  4,149 264
Virtus Investment Partners  608 110
Westwood Holdings Group  703 11
WisdomTree  11,263 130
4,208
Consumer Finance  1.1%
Atlanticus Holdings (1) 482 26
Bread Financial Holdings  4,371 250
Consumer Portfolio Services (1) 660 6
Dave (1) 870 233
Encore Capital Group (1) 2,230 86
Enova International (1) 2,291 255
FirstCash Holdings  3,714 502

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Green Dot, Class A (1) 5,181 56
LendingClub (1) 10,618 128
LendingTree (1) 1,049 39
Medallion Financial  1,757 17
Navient  6,601 93
Nelnet, Class A  1,321 160
NerdWallet, Class A (1) 3,883 43
Oportun Financial (1) 3,148 23
OppFi (2) 2,278 32
PRA Group (1) 3,704 55
PROG Holdings  3,728 109
Regional Management  872 25
Upstart Holdings (1) 7,891 510
Vroom (1) 103 3
World Acceptance (1) 306 51
2,702
Financial Services  2.6%
Acacia Research (1) 3,565 13
Alerus Financial  2,054 44
AvidXchange Holdings (1) 16,148 158
Banco Latinoamericano de Comercio Exterior, Class E  2,729 110
Better Home & Finance Holding (1) 468 6
Burford Capital  18,361 262
Cannae Holdings  5,403 113
Cantaloupe (1) 5,292 58
Cass Information Systems  1,221 53
Compass Diversified Holdings  5,943 37
Enact Holdings  2,716 101
Essent Group  9,314 566
EVERTEC  6,032 217
Federal Agricultural Mortgage, Class C  876 170
Finance Of America, Class A (1) 420 10
Flywire (1) 11,263 132
HA Sustainable Infrastructure Capital  11,471 308
International Money Express (1) 2,599 26
Jackson Financial, Class A  6,718 596
loanDepot, Class A (1) 7,717 10
Marqeta, Class A (1) 36,016 210
Merchants Bancorp  2,432 80
NCR Atleos (1) 6,866 196
NewtekOne  2,306 26
NMI Holdings, Class A (1) 7,316 309
Onity Group (1) 552 21

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pagseguro Digital, Class A  17,073 165
Payoneer Global (1) 26,109 179
Paysafe (1) 2,820 36
Paysign (1) 3,323 24
PennyMac Financial Services  2,741 273
Priority Technology Holdings (1) 1,993 15
Radian Group  13,250 477
Remitly Global (1) 14,535 273
Repay Holdings (1) 7,593 37
Security National Financial, Class A (1) 1,388 14
Sezzle (1) 1,383 248
StoneCo, Class A (1) 22,713 364
SWK Holdings  287 4
Triller Group (1)(2) 9,788 9
Velocity Financial (1) 1,053 19
Walker & Dunlop  3,090 218
Waterstone Financial  1,511 21
6,208
Insurance  2.2%
Ambac Financial Group (1) 4,133 29
American Coastal Insurance, Class C  2,113 23
AMERISAFE  1,818 80
Baldwin Insurance Group (1)(2) 6,589 282
Bowhead Specialty Holdings (1) 1,426 54
Citizens (1)(2) 4,262 15
CNO Financial Group  9,291 358
Crawford, Class A  1,397 15
Donegal Group, Class A  1,399 28
eHealth (1) 2,718 12
Employers Holdings  2,310 109
Enstar Group (1) 1,116 375
F&G Annuities & Life  1,998 64
Fidelis Insurance Holdings  5,591 93
Genworth Financial (1) 38,583 300
GoHealth, Class A (1) 368 2
Goosehead Insurance, Class A  2,236 236
Greenlight Capital Re, Class A (1) 2,483 36
Hamilton Insurance Group, Class B (1) 4,220 91
HCI Group  805 123
Heritage Insurance Holdings (1) 2,221 55
Hippo Holdings (1) 1,772 49
Horace Mann Educators  3,811 164
Investors Title  128 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
James River Group Holdings  3,137 18
Kestrel Group (1)(2) 337 9
Kingstone (1) 1,041 16
Kingsway Financial Services (1)(2) 1,704 23
Lemonade (1)(2) 5,215 228
MBIA (1) 3,945 17
Mercury General  2,488 168
NI Holdings (1) 703 9
Palomar Holdings (1) 2,471 381
ProAssurance (1) 4,765 109
Root, Class A (1) 997 128
Safety Insurance Group  1,372 109
Selective Insurance Group  5,701 494
Selectquote (1) 12,230 29
SiriusPoint (1) 9,609 196
Skyward Specialty Insurance Group (1) 3,428 198
Stewart Information Services  2,606 170
Tiptree  2,272 54
Trupanion (1) 3,477 192
United Fire Group  1,883 54
Universal Insurance Holdings  2,386 66
5,288
Mortgage Real Estate Investment Trusts  0.9%
ACRES Commercial Realty, REIT (1) 582 10
Advanced Flower Capital, REIT  1,694 8
AG Mortgage Investment Trust, REIT  2,491 19
Angel Oak Mortgage REIT, REIT  1,174 11
Apollo Commercial Real Estate Finance, REIT  12,922 125
Arbor Realty Trust, REIT  17,891 191
Ares Commercial Real Estate, REIT (2) 4,876 23
ARMOUR Residential REIT, REIT  7,735 130
Blackstone Mortgage Trust, Class A, REIT  15,237 293
BrightSpire Capital, REIT  11,635 59
Chicago Atlantic Real Estate Finance, REIT (2) 1,580 22
Chimera Investment, REIT  7,312 101
Claros Mortgage Trust, REIT  7,822 22
Dynex Capital, REIT  9,887 121
Ellington Financial, REIT  8,659 112
Franklin BSP Realty Trust, REIT  7,726 83
Great Ajax, REIT  3,978 11
Invesco Mortgage Capital, REIT (2) 6,189 49
KKR Real Estate Finance Trust, REIT  5,343 47
Ladder Capital, REIT  10,615 114

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lument Finance Trust, REIT (2) 4,314 10
MFA Financial, REIT  9,660 91
New York Mortgage Trust, REIT  8,265 55
Nexpoint Real Estate Finance, REIT  728 10
Orchid Island Capital, REIT (2) 10,114 71
PennyMac Mortgage Investment Trust, REIT  8,183 105
Ready Capital, REIT (2) 15,634 68
Redwood Trust, REIT  12,469 74
Seven Hills Realty Trust, REIT  1,371 17
Sunrise Realty Trust, REIT  875 9
TPG RE Finance Trust, REIT  6,431 50
Two Harbors Investment, REIT  9,703 105
2,216
Total Financials 45,689
HEALTH CARE  15.9%
Biotechnology  7.1%
4D Molecular Therapeutics (1) 3,736 14
89bio (1) 11,701 115
Abeona Therapeutics (1) 4,107 23
Absci (1)(2) 10,256 26
ACADIA Pharmaceuticals (1) 11,663 252
Actuate Therapeutics (1)(2) 567 3
ADC Therapeutics (1) 7,206 19
ADMA Biologics (1) 21,722 396
Aduro Biotech, Rights, 12/31/49 (1)(3) 35 —
Agios Pharmaceuticals (1) 5,242 174
Akebia Therapeutics (1) 23,443 85
Akero Therapeutics (1) 6,543 349
Aldeyra Therapeutics (1) 4,375 17
Alector (1) 6,956 10
Alkermes (1) 15,202 435
Allogene Therapeutics (1)(2) 14,278 16
Altimmune (1)(2) 6,527 25
Amicus Therapeutics (1) 26,055 149
AnaptysBio (1)(2) 1,986 44
Anavex Life Sciences (1)(2) 7,840 72
Anika Therapeutics (1) 1,164 12
Annexon (1) 8,836 21
Apogee Therapeutics (1) 2,986 130
Arbutus Biopharma (1) 13,355 41
Arcellx (1) 3,427 226
Arcturus Therapeutics Holdings (1) 2,377 31
Arcus Biosciences (1) 6,468 53

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arcutis Biotherapeutics (1) 10,006 140
Ardelyx (1) 21,473 84
ArriVent Biopharma (1) 2,151 47
Arrowhead Pharmaceuticals (1) 11,306 179
ARS Pharmaceuticals (1) 5,142 90
Astria Therapeutics (1) 4,186 22
aTyr Pharma (1) 8,165 41
Aura Biosciences (1) 4,113 26
Aurinia Pharmaceuticals (1) 11,016 93
Avidity Biosciences (1) 10,723 305
Avita Medical (1)(2) 2,362 13
Beam Therapeutics (1) 8,962 152
Benitec Biopharma (1) 1,363 16
Bicara Therapeutics (1) 3,215 30
BioCryst Pharmaceuticals (1) 19,362 173
Biohaven (1) 8,481 120
Blueprint Medicines (1) 5,998 769
Bridgebio Pharma (1) 14,650 633
Bright Minds Biosciences (1) 435 11
Candel Therapeutics (1) 3,703 19
Capricor Therapeutics (1)(2) 3,361 33
Cardiff Oncology (1)(2) 5,836 18
CareDx (1) 5,111 100
Cargo Therapeutics (1) 2,839 12
Cartesian Therapeutics (1)(2) 925 10
Cartesian Therapeutics, CVR (1)(2)(3) 5,723 13
Catalyst Pharmaceuticals (1) 10,849 235
Celcuity (1) 2,853 38
Celldex Therapeutics (1) 6,029 123
CG oncology (1) 5,238 136
Chinook Therapeutics, CVR (1)(3) 2,945 —
Cidara Therapeutics (1) 1,578 77
Cogent Biosciences (1) 9,957 71
Coherus Oncology (1)(2) 9,190 7
Compass Therapeutics (1)(2) 9,153 24
Corvus Pharmaceuticals (1) 4,928 20
Crinetics Pharmaceuticals (1) 8,557 246
CRISPR Therapeutics (1) 7,756 377
Cullinan Therapeutics (1) 4,600 35
Cytokinetics (1) 10,946 362
Day One Biopharmaceuticals (1) 6,757 44
Denali Therapeutics (1) 12,412 174
Design Therapeutics (1) 2,951 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DiaMedica Therapeutics (1) 2,499 10
Dianthus Therapeutics (1) 1,822 34
Disc Medicine (1) 2,310 122
Dynavax Technologies (1) 9,841 98
Dyne Therapeutics (1) 7,525 72
Editas Medicine (1) 7,693 17
Eledon Pharmaceuticals (1) 5,523 15
Emergent BioSolutions (1) 5,069 32
Enanta Pharmaceuticals (1) 1,572 12
Entrada Therapeutics (1) 2,648 18
Erasca (1) 17,246 22
Fate Therapeutics (1) 8,305 9
Fennec Pharmaceuticals (1)(2) 2,222 18
Foghorn Therapeutics (1) 3,087 15
Geron (1) 56,284 79
Gossamer Bio (1) 17,860 22
GRAIL (1) 2,859 147
Greenwich Lifesciences (1)(2) 442 4
GTX, CVR (1)(3) 1 —
Gyre Therapeutics (1)(2) 1,284 9
Heron Therapeutics (1)(2) 14,371 30
Humacyte (1)(2) 11,781 25
Ideaya Biosciences (1) 8,004 168
ImmunityBio (1)(2) 21,580 57
Immunome (1)(2) 6,912 64
Immunovant (1) 6,406 103
Inhibikase Therapeutics (1) 5,720 11
Inhibrx, CVR (1)(3) 2,250 —
Inhibrx Biosciences (1)(2) 1,016 15
Inmune Bio (1)(2) 1,269 3
Intellia Therapeutics (1)(2) 9,641 90
Iovance Biotherapeutics (1)(2) 24,571 42
Ironwood Pharmaceuticals (1) 15,103 11
iTeos Therapeutics (1) 2,806 28
Jade Biosciences  3,047 30
Janux Therapeutics (1) 3,691 85
KalVista Pharmaceuticals (1) 3,547 40
Keros Therapeutics (1) 3,018 40
Kodiak Sciences (1) 3,021 11
Korro Bio (1) 559 7
Krystal Biotech (1) 2,311 318
Kura Oncology (1) 7,423 43
Kymera Therapeutics (1) 4,375 191

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Larimar Therapeutics (1)(2) 3,819 11
Lexeo Therapeutics (1) 1,720 7
Madrigal Pharmaceuticals (1) 1,582 479
MannKind (1) 28,385 106
MeiraGTx Holdings (1) 4,265 28
Metsera (1)(2) 1,665 47
MiMedx Group (1) 10,615 65
Mineralys Therapeutics (1) 3,671 50
Mirum Pharmaceuticals (1) 4,074 207
Monopar Therapeutics (1)(2) 383 14
Monte Rosa Therapeutics (1)(2) 4,388 20
Myriad Genetics (1) 8,754 46
Neurogene (1)(2) 1,095 16
Nkarta (1)(2) 4,961 8
Novavax (1)(2) 14,076 89
Nurix Therapeutics (1) 7,161 82
Nuvalent, Class A (1) 4,026 307
Nuvectis Pharma (1)(2) 1,217 9
Olema Pharmaceuticals (1) 5,597 24
Organogenesis Holdings (1) 6,061 22
ORIC Pharmaceuticals (1) 4,190 43
Oruka Therapeutics  2,555 29
Palvella Therapeutics (1) 646 15
Perspective Therapeutics (1) 5,607 19
Praxis Precision Medicines (1) 1,670 70
Precigen (1)(2) 14,115 20
Prime Medicine (1)(2) 5,368 13
Protagonist Therapeutics (1) 5,464 302
Protalix BioTherapeutics (1) 6,593 10
Protara Therapeutics (1) 3,055 9
Prothena (1) 3,724 23
PTC Therapeutics (1) 7,282 356
Puma Biotechnology (1) 3,486 12
Recursion Pharmaceuticals, Class A (1)(2) 31,823 161
REGENXBIO (1) 4,189 34
Relay Therapeutics (1) 11,627 40
Replimune Group (1) 6,235 58
Rezolute (1) 6,291 28
Rhythm Pharmaceuticals (1) 5,103 322
Rigel Pharmaceuticals (1) 1,547 29
Rocket Pharmaceuticals (1) 6,999 17
Sage Therapeutics (1) 5,333 49
Sana Biotechnology (1)(2) 12,085 33

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Savara (1)(2) 10,864 25
Scholar Rock Holding (1) 7,607 269
SELLAS Life Sciences Group (1) 8,983 20
Sionna Therapeutics (1)(2) 1,161 20
Soleno Therapeutics (1) 3,765 315
Solid Biosciences (1) 6,202 30
SpringWorks Therapeutics (1) 6,817 320
Spyre Therapeutics (1) 4,676 70
Stoke Therapeutics (1) 3,846 44
Syndax Pharmaceuticals (1) 7,865 74
Tango Therapeutics (1) 7,202 37
Taysha Gene Therapies (1)(2) 16,966 39
Tectonic Therapeutic (1) 1,033 21
Tevogen Bio Holdings (1) 2,273 3
TG Therapeutics (1) 13,607 490
Tobira Therapeutics, CVR (1)(3) 25 —
Tonix Pharmaceuticals Holding (1)(2) 711 26
Tourmaline Bio (1)(2) 1,775 28
Travere Therapeutics (1) 8,264 122
TriSalus Life Sciences (1) 1,512 8
TuHURA Biosciences (1) 2,445 5
Twist Bioscience (1) 5,466 201
Tyra Biosciences (1) 2,265 22
Upstream Bio (1)(2) 3,272 36
UroGen Pharma (1) 3,532 48
Vanda Pharmaceuticals, A Shares (1) 5,168 24
Vaxcyte (1) 11,784 383
Vera Therapeutics (1) 4,824 114
Veracyte (1) 7,345 199
Verastem (1) 4,272 18
Vericel (1) 4,722 201
Verve Therapeutics (1) 6,506 73
Vir Biotechnology (1) 8,157 41
Viridian Therapeutics (1) 6,775 95
Voyager Therapeutics (1) 4,230 13
Xencor (1) 6,609 52
Xenon Pharmaceuticals (1) 7,120 223
XOMA Royalty (1) 882 22
Y-mAbs Therapeutics (1)(2) 3,193 14
Zenas Biopharma (1) 1,411 14
Zymeworks (1) 4,940 62
17,183

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  2.9%
Accuray (1) 8,317 11
Alphatec Holdings (1) 10,876 121
AngioDynamics (1) 3,537 35
Anteris Technologies Global (1)(2) 2,039 8
Artivion (1) 3,566 111
AtriCure (1) 4,536 149
Avanos Medical (1) 4,345 53
Axogen (1) 4,120 45
Beta Bionics (1) 1,109 16
Bioventus, Class A (1) 3,907 26
Butterfly Network (1) 18,037 36
Ceribell (1) 2,339 44
Cerus (1) 16,159 23
ClearPoint Neuro (1) 2,448 29
CONMED  2,922 152
CVRx (1)(2) 1,251 7
Delcath Systems (1) 2,829 39
Electromed (1) 651 14
Embecta  5,235 51
Enovis (1) 5,359 168
Glaukos (1) 5,239 541
Haemonetics (1) 4,725 353
ICU Medical (1) 2,266 299
Inogen (1) 2,013 14
Integer Holdings (1) 3,230 397
Integra LifeSciences Holdings (1) 6,463 79
iRadimed  736 44
iRhythm Technologies (1) 2,988 460
Kestra Medical Technologies (1) 1,236 21
KORU Medical Systems (1) 4,003 14
Lantheus Holdings (1) 6,323 518
LeMaitre Vascular  1,955 162
LENSAR (1) 888 12
LivaNova (1) 5,098 230
Lucid Diagnostics (1)(2) 6,559 8
Merit Medical Systems (1) 5,480 512
Myomo (1) 3,090 7
Neogen (1) 20,327 97
Neuronetics (1) 3,413 12
NeuroPace (1) 2,260 25
Novocure (1) 9,510 169
Omnicell (1) 4,368 128

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OraSure Technologies (1) 6,318 19
Orthofix Medical (1) 3,642 41
OrthoPediatrics (1) 1,526 33
Outset Medical (1) 1,664 32
PROCEPT BioRobotics (1) 4,922 284
Pro-Dex (1) 200 9
Pulmonx (1) 3,233 8
Pulse Biosciences (1)(2) 1,656 25
QuidelOrtho (1) 6,354 183
RxSight (1) 3,329 43
Sanara Medtech (1) 378 11
SANUWAVE Health (1) 659 22
Semler Scientific (1)(2) 786 30
SI-BONE (1) 3,739 70
Sight Sciences (1)(2) 3,317 14
STAAR Surgical (1) 4,718 79
Stereotaxis (1) 5,272 11
Surmodics (1) 1,265 38
Tactile Systems Technology (1) 2,195 22
Tandem Diabetes Care (1) 6,267 117
TransMedics Group (1) 3,114 417
Treace Medical Concepts (1) 4,319 25
UFP Technologies (1) 705 172
Utah Medical Products  262 15
Varex Imaging (1) 3,645 32
Zimvie (1) 2,294 21
7,013
Health Care Providers & Services  3.4%
AdaptHealth (1) 8,647 82
Addus HomeCare (1) 1,703 196
agilon health (1) 29,640 68
AirSculpt Technologies (1)(2) 1,045 5
Alignment Healthcare (1) 11,962 168
AMN Healthcare Services (1) 3,595 74
Ardent Health (1) 2,162 30
Astrana Health (1) 3,816 95
Aveanna Healthcare Holdings (1) 4,456 23
BrightSpring Health Services (1) 7,921 187
Brookdale Senior Living (1) 21,519 150
Castle Biosciences (1) 2,666 54
Clover Health Investments (1) 37,854 106
Community Health Systems (1) 11,351 39
Concentra Group Holdings Parent  10,952 225

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CorVel (1) 2,729 281
Cross Country Healthcare (1) 2,775 36
DocGo (1) 8,970 14
Enhabit (1) 4,548 44
Ensign Group  5,266 812
Fulgent Genetics (1) 1,880 37
GeneDx Holdings (1) 1,760 162
Guardant Health (1) 11,192 582
HealthEquity (1) 7,998 838
Hims & Hers Health (1) 17,939 894
Innovage Holding (1) 1,322 5
Joint (1) 1,419 16
LifeStance Health Group (1) 12,385 64
Nano-X Imaging (1)(2) 6,035 31
National HealthCare  1,165 125
National Research  1,279 22
NeoGenomics (1) 12,097 88
Nutex Health (1) 322 40
Oncology Institute (1) 5,569 11
OPKO Health (1) 33,955 45
Option Care Health (1) 15,436 501
Oscar Health, Class A (1) 17,155 368
Owens & Minor (1) 6,780 62
PACS Group (1) 4,134 53
Pediatrix Medical Group (1) 8,050 116
Pennant Group (1) 3,103 93
Performant Healthcare (1) 6,524 26
Premier, Class A  8,572 188
Privia Health Group (1) 10,780 248
Progyny (1) 6,428 141
RadNet (1) 6,233 355
SBC Medical Group Holdings (1) 529 2
Select Medical Holdings  10,482 159
Sonida Senior Living (1) 424 11
Surgery Partners (1) 7,116 158
Talkspace (1) 11,091 31
U.S. Physical Therapy  1,413 111
Viemed Healthcare (1) 3,121 22
8,294
Health Care Technology  0.5%
Definitive Healthcare (1) 4,558 18
Evolent Health, Class A (1) 10,909 123
Health Catalyst (1) 6,360 24

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HealthStream  2,300 64
LifeMD (1) 3,307 45
Multiplan (1) 725 33
OptimizeRx (1) 1,730 23
Phreesia (1) 5,222 149
Schrodinger (1) 5,190 104
Simulations Plus  1,402 24
Teladoc Health (1) 16,485 144
TruBridge (1) 939 22
Waystar Holding (1) 8,521 348
1,121
Life Sciences Tools & Services  0.4%
10X Genomics, Class A (1) 9,902 115
Adaptive Biotechnologies (1) 14,006 163
Atlantic International (1)(2) 1,007 2
Azenta (1) 3,827 118
BioLife Solutions (1) 3,558 77
Codexis (1) 7,380 18
CryoPort (1) 4,590 34
Cytek Biosciences (1) 10,854 37
Fortrea Holdings (1) 8,575 42
Lifecore Biomedical (1) 2,595 21
Maravai LifeSciences Holdings, Class A (1)(2) 11,471 28
MaxCyte (1) 9,855 21
Mesa Laboratories  465 44
Niagen Bioscience (1) 4,897 71
Omniab (1) 8,053 14
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1)(2) 27,331 34
Personalis (1) 4,711 31
Quanterix (1) 3,025 20
Quantum-Si (1) 13,256 26
Standard BioTools (1) 27,118 32
948
Pharmaceuticals  1.6%
Aardvark Therapeutics (1) 538 7
Aclaris Therapeutics (1) 8,561 12
Alumis (1) 5,090 15
Amneal Pharmaceuticals (1) 14,077 114
Amphastar Pharmaceuticals (1) 3,601 83
Amylyx Pharmaceuticals (1) 6,511 42
ANI Pharmaceuticals (1) 1,690 110

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aquestive Therapeutics (1)(2) 8,087 27
Arvinas (1) 5,832 43
Atea Pharmaceuticals (1) 6,556 24
Avadel Pharmaceuticals (1) 8,804 78
Axsome Therapeutics (1) 3,792 396
BioAge Labs (1) 2,243 9
Biote, Class A (1) 2,536 10
Collegium Pharmaceutical (1) 2,929 87
CorMedix (1) 6,027 74
Edgewise Therapeutics (1) 6,680 88
Enliven Therapeutics (1)(2) 3,012 60
Esperion Therapeutics (1)(2) 18,794 19
Eton Pharmaceuticals (1) 2,408 34
Evolus (1) 5,032 46
EyePoint Pharmaceuticals (1) 5,991 56
Fulcrum Therapeutics (1) 5,003 34
Harmony Biosciences Holdings (1) 4,101 130
Harrow (1) 2,902 89
Indivior (1) 11,371 168
Innoviva (1) 5,903 119
Journey Medical (1) 1,149 8
LENZ Therapeutics (1)(2) 1,669 49
Ligand Pharmaceuticals (1) 1,787 203
Liquidia (1) 6,040 75
Maze Therapeutics (1) 740 9
MBX Biosciences (1)(2) 1,605 18
MediWound (1)(2) 780 15
Mind Medicine MindMed (1)(2) 6,708 44
Nektar Therapeutics (1) 1,099 28
Nuvation Bio (1)(2) 23,422 46
Ocular Therapeutix (1) 13,153 122
Omeros (1)(2) 4,817 15
Pacira BioSciences (1) 4,315 103
Phathom Pharmaceuticals (1)(2) 3,964 38
Phibro Animal Health, Class A  1,872 48
Prestige Consumer Healthcare (1) 4,611 368
Rapport Therapeutics (1)(2) 1,415 16
scPharmaceuticals (1)(2) 3,601 14
Septerna (1) 2,010 21
SIGA Technologies  4,204 27
Supernus Pharmaceuticals (1) 5,056 159
Tarsus Pharmaceuticals (1) 3,633 147
Terns Pharmaceuticals (1) 6,152 23

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Theravance Biopharma (1) 3,382 37
Third Harmonic Bio (1) 2,206 12
Trevi Therapeutics (1) 6,782 37
Tvardi Therapeutics (1) 323 8
WaVe Life Sciences (1) 10,512 68
Xeris Biopharma Holdings (1) 14,062 66
Zevra Therapeutics (1) 4,840 43
3,841
Total Health Care 38,400
INDUSTRIALS & BUSINESS SERVICES  16.9%
Aerospace & Defense  1.6%
AAR (1) 3,348 230
AeroVironment (1) 2,648 755
AerSale (1) 2,796 17
Archer Aviation, Class A (1) 51,090 554
Astronics (1) 2,789 93
Byrna Technologies (1) 1,700 53
Cadre Holdings  2,671 85
Ducommun (1) 1,295 107
Eve Holding (1)(2) 5,003 34
Intuitive Machines (1) 10,259 112
Kratos Defense & Security Solutions (1) 15,462 718
Mercury Systems (1) 4,879 263
Moog, Class A  2,637 477
National Presto Industries  466 46
Park Aerospace  1,612 24
Redwire (1) 3,152 51
Satellogic, Class A (1)(2) 6,481 24
Triumph Group (1) 6,957 179
V2X (1) 1,590 77
3,899
Air Freight & Logistics  0.1%
Forward Air (1)(2) 2,290 56
Hub Group, Class A  5,543 185
Radiant Logistics (1) 3,345 21
262
Building Products  1.4%
American Woodmark (1) 1,440 77
Apogee Enterprises  1,997 81
AZZ  2,784 263
CSW Industrials  1,526 438
Gibraltar Industries (1) 2,835 167

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Griffon  3,678 266
Insteel Industries  1,691 63
Janus International Group (1) 12,977 106
JELD-WEN Holding (1) 7,703 30
Masterbrand (1) 11,770 129
Quanex Building Products  4,499 85
Resideo Technologies (1) 13,923 307
Tecnoglass  2,281 176
UFP Industries  5,661 563
Zurn Elkay Water Solutions  14,091 515
3,266
Commercial Services & Supplies  1.9%
ABM Industries  5,803 274
ACCO Brands  9,099 32
Acme United  314 13
ACV Auctions, Class A (1) 15,742 255
BrightView Holdings (1) 5,613 93
Brink's  4,085 365
Casella Waste Systems, Class A (1) 5,894 680
CECO Environmental (1) 2,786 79
Cimpress (1) 1,404 66
CompX International  107 3
CoreCivic (1) 10,038 211
Deluxe  3,978 63
Driven Brands Holdings (1) 5,434 95
Ennis  2,299 42
Enviri (1) 7,232 63
GEO Group (1) 12,818 307
Healthcare Services Group (1) 6,722 101
HNI  4,387 216
Interface  5,437 114
Liquidity Services (1) 2,182 51
MillerKnoll  6,367 124
Mobile Infrastructure (1) 1,370 6
Montrose Environmental Group (1) 3,044 67
NL Industries  586 4
OPENLANE (1) 9,969 244
Perma-Fix Environmental Services (1) 1,519 16
Pitney Bowes  17,204 188
Quad/Graphics  2,786 16
Steelcase, Class A  7,844 82
UniFirst  1,414 266
Vestis  10,823 62

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Virco Mfg.  1,042 8
VSE  1,903 249
4,455
Construction & Engineering  2.1%
Ameresco, Class A (1) 2,966 45
Arcosa  4,553 395
Argan  1,244 274
Bowman Consulting Group (1) 1,320 38
Centuri Holdings (1) 1,541 35
Concrete Pumping Holdings  1,947 12
Construction Partners, Class A (1) 4,400 468
Dycom Industries (1) 2,639 645
Fluor (1) 15,685 804
Granite Construction  4,101 384
Great Lakes Dredge & Dock (1) 6,244 76
IES Holdings (1) 848 251
Limbach Holdings (1) 994 139
Matrix Service (1) 2,394 33
MYR Group (1) 1,445 262
NWPX Infrastructure (1) 885 36
Orion Group Holdings (1) 3,295 30
Primoris Services  5,072 395
Southland Holdings (1) 912 4
Sterling Infrastructure (1) 2,796 645
Tutor Perini (1) 4,174 195
5,166
Electrical Equipment  1.6%
Allient  1,344 49
American Superconductor (1) 3,581 131
Amprius Technologies (1) 8,752 37
Array Technologies (1) 13,794 81
Atkore  3,200 226
Bloom Energy, Class A (1) 19,195 459
Complete Solaria (1)(2) 5,700 10
EnerSys  3,676 315
Enovix (1)(2) 15,341 159
Eos Energy Enterprises (1) 20,867 107
Fluence Energy (1)(2) 7,128 48
Hyliion Holdings (1) 12,043 16
KULR Technology Group (1) 3,106 22
LSI Industries  2,612 44
NANO Nuclear Energy (1) 2,508 87
Net Power (1)(2) 3,218 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NEXTracker, Class A (1) 13,293 723
NuScale Power (1) 11,880 470
Plug Power (1)(2) 85,715 128
Powell Industries (2) 895 188
Power Solutions International (1) 615 40
Preformed Line Products  222 35
Shoals Technologies Group, Class A (1) 15,772 67
SKYX Platforms (1) 5,806 6
Stem (1) 1 —
Sunrun (1) 19,623 161
T1 Energy (1)(2) 9,407 12
Thermon Group Holdings (1) 3,173 89
Vicor (1) 2,190 99
3,817
Ground Transportation  0.4%
ArcBest  2,192 169
Covenant Logistics Group  1,472 35
FTAI Infrastructure  9,086 56
Heartland Express  4,796 41
Hertz Global Holdings (1)(2) 11,083 76
Marten Transport  5,557 72
Pamt (1) 432 5
Proficient Auto Logistics (1)(2) 2,224 16
RXO (1) 15,240 240
Universal Logistics Holdings  574 15
Werner Enterprises  5,728 157
882
Industrial Conglomerates  0.0%
Brookfield Business, Class A  2,350 73
73
Machinery  3.8%
3D Systems (1) 11,783 18
AirJoule Technologies (1)(2) 2,032 9
Alamo Group  970 212
Albany International, Class A  2,887 202
Astec Industries  2,172 91
Atmus Filtration Technologies  7,820 285
Blue Bird (1) 3,001 130
Chart Industries (1) 4,241 698
Columbus McKinnon  2,601 40
Douglas Dynamics  2,061 61
Eastern (2) 498 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Recovery (1) 5,106 65
Enerpac Tool Group  5,017 203
Enpro  1,982 380
ESCO Technologies  2,438 468
Federal Signal  5,631 599
Franklin Electric  3,742 336
Gencor Industries (1) 824 12
Gorman-Rupp  2,006 74
Graham (1) 952 47
Greenbrier  2,859 132
Helios Technologies  3,112 104
Hillenbrand  6,540 131
Hillman Solutions (1) 18,280 130
Hyster-Yale  1,031 41
JBT Marel  4,897 589
Kadant  1,104 350
Kennametal  7,233 166
L B Foster, Class A (1) 962 21
Lindsay  1,007 145
Luxfer Holdings  2,314 28
Manitowoc (1) 3,029 36
Mayville Engineering (1) 1,183 19
Microvast Holdings (1) 18,662 68
Miller Industries  1,081 48
Mueller Water Products, Class A  14,623 352
Omega Flex  343 11
Palladyne AI (1) 2,400 21
Park-Ohio Holdings  768 14
Proto Labs (1) 2,245 90
REV Group  4,757 226
Richtech Robotics, Class B (1)(2) 6,522 13
Shyft Group  3,063 38
SPX Technologies (1) 4,277 717
Standex International  1,111 174
Tennant  1,765 137
Terex  6,132 286
Titan International (1) 4,536 47
Trinity Industries  7,675 207
Wabash National  3,923 42
Watts Water Technologies, Class A  2,574 633
Worthington Enterprises  2,951 188
9,145

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marine Transportation  0.2%
Costamare  3,924 36
Costamare Bulkers Holdings (1) 784 7
Genco Shipping & Trading  3,833 50
Golden Ocean Group  9,564 70
Himalaya Shipping (2) 2,865 16
Matson  3,051 340
Pangaea Logistics Solutions  2,955 14
Safe Bulkers  5,696 20
553
Passenger Airlines  0.5%
Allegiant Travel  1,398 77
Blade Air Mobility (1) 5,589 23
Frontier Group Holdings (1) 7,955 29
JetBlue Airways (1) 30,166 128
Joby Aviation (1)(2) 43,255 456
SkyWest (1) 3,792 390
Spirit Aviation Holdings (1) 1,524 8
Sun Country Airlines Holdings (1) 4,800 56
1,167
Professional Services  2.0%
Acuren (1)(2) 9,705 107
Alight, Class A  40,426 229
Asure Software (1) 2,106 20
Barrett Business Services  2,325 97
BlackSky Technology (1)(2) 2,627 54
CBIZ (1) 4,913 352
Conduent (1) 14,231 38
CRA International  616 115
CSG Systems International  2,602 170
Exponent  4,765 356
First Advantage (1) 7,426 123
Forrester Research (1) 1,018 10
Franklin Covey (1) 1,018 23
Heidrick & Struggles International  1,918 88
HireQuest (2) 364 4
Huron Consulting Group (1) 1,612 222
IBEX Holdings (1) 939 27
ICF International  1,734 147
Innodata (1) 2,842 146
Insperity  3,382 203
Kelly Services, Class A  2,876 34

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kforce  1,746 72
Korn Ferry  4,845 355
Legalzoom.com (1) 10,366 92
Maximus  5,305 372
Mistras Group (1) 1,866 15
NV5 Global (1) 5,447 126
Planet Labs PBC (1) 20,774 127
RCM Technologies (1) 463 11
Resolute Holdings Management (1) 400 13
Resources Connection  2,986 16
Skillsoft (1) 422 7
Spire Global (1) 2,578 31
TriNet Group  2,803 205
TrueBlue (1) 2,637 17
TTEC Holdings (1)(2) 1,529 7
Upwork (1) 11,662 157
Verra Mobility (1) 14,964 380
Willdan Group (1) 1,303 81
WNS Holdings (1) 3,791 240
4,889
Trading Companies & Distributors  1.3%
Alta Equipment Group (2) 2,315 15
BlueLinx Holdings (1) 737 55
Boise Cascade  3,584 311
Custom Truck One Source (1) 5,665 28
Distribution Solutions Group (1) 953 26
DNOW (1) 10,104 150
DXP Enterprises (1) 1,220 107
EVI Industries  548 12
GATX  3,366 517
Global Industrial  1,338 36
GMS (1) 3,634 395
Herc Holdings  3,064 403
Hudson Technologies (1) 3,966 32
Karat Packaging  589 17
McGrath RentCorp  2,300 267
MRC Global (1) 7,991 109
NPK International (1) 7,651 65
Rush Enterprises, Class A  5,866 302
Rush Enterprises, Class B  862 45
Titan Machinery (1) 1,905 38
Transcat (1) 826 71
Willis Lease Finance  335 48

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xometry, Class A (1) 4,081 138
3,187
Transportation Infrastructure  0.0%
Sky Harbour Group (1) 2,001 19
19
Total Industrials & Business Services 40,780
INFORMATION TECHNOLOGY  14.5%
Communications Equipment  0.8%
ADTRAN Holdings (1) 7,122 64
Applied Optoelectronics (1)(2) 5,039 129
Aviat Networks (1) 1,049 25
BK Technologies (1) 257 12
Calix (1) 5,481 292
Clearfield (1) 1,070 46
CommScope Holding (1) 20,192 167
Digi International (1) 3,417 119
Extreme Networks (1) 12,373 222
Harmonic (1) 10,549 100
Inseego (1) 1,174 10
NETGEAR (1) 2,508 73
NetScout Systems (1) 6,557 163
Ribbon Communications (1) 8,274 33
Viasat (1) 10,613 155
Viavi Solutions (1) 20,757 209
1,819
Electronic Equipment, Instruments & Components  3.5%
908 Devices (1) 2,379 17
Advanced Energy Industries  3,535 468
Aeva Technologies (1)(2) 2,874 109
Arlo Technologies (1) 9,323 158
Badger Meter  2,782 681
Bel Fuse, Class A  167 15
Bel Fuse, Class B  983 96
Belden  3,711 430
Benchmark Electronics  3,331 129
Climb Global Solutions  377 40
CTS  2,811 120
Daktronics (1) 3,673 56
ePlus (1) 2,442 176
Evolv Technologies Holdings (1) 10,810 67
Fabrinet (1) 3,383 997
FARO Technologies (1) 1,722 76

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Frequency Electronics  621 14
Insight Enterprises (1) 2,602 359
Itron (1) 4,258 560
Kimball Electronics (1) 2,264 44
Knowles (1) 8,099 143
Methode Electronics  3,129 30
MicroVision (1)(2) 23,061 26
Mirion Technologies (1) 19,687 424
M-Tron Industries (1) 232 10
Napco Security Technologies  3,343 99
Neonode (1)(2) 988 25
nLight (1) 4,510 89
Novanta (1) 3,383 436
OSI Systems (1) 1,503 338
Ouster (1) 4,764 116
PAR Technology (1) 3,757 261
PC Connection  1,107 73
Plexus (1) 2,498 338
Powerfleet (1) 11,664 50
Red Cat Holdings (1) 7,025 51
Richardson Electronics  1,095 11
Rogers (1) 1,753 120
Sanmina (1) 4,897 479
ScanSource (1) 2,039 85
TTM Technologies (1) 9,439 385
Vishay Intertechnology  11,554 183
Vishay Precision Group (1) 1,123 32
Vuzix (1)(2) 6,047 18
8,434
IT Services  0.5%
Applied Digital (1)(2) 16,557 167
ASGN (1) 3,993 199
Backblaze, Class A (1) 5,034 28
BigBear.ai Holdings (1)(2) 27,126 184
BigCommerce Holdings, Series 1 (1) 6,544 33
Couchbase (1) 4,037 98
Crexendo (1) 1,370 8
CSP  659 9
DigitalOcean Holdings (1) 6,140 175
Fastly, Class A (1) 12,590 89
Grid Dynamics Holdings (1) 6,190 72
Hackett Group  2,411 61
Information Services Group  3,299 16

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rackspace Technology (1) 5,893 8
TSS (1) 1,712 49
Tucows, Class A (1) 738 15
Unisys (1) 6,493 29
1,240
Semiconductors & Semiconductor Equipment  2.8%
ACM Research, Class A (1) 4,857 126
Aehr Test Systems (1)(2) 2,646 34
Aeluma (1) 907 15
Alpha & Omega Semiconductor (1) 2,322 60
Ambarella (1) 3,818 252
Atomera (1) 2,759 14
Axcelis Technologies (1) 3,050 212
CEVA (1) 2,103 46
Cohu (1) 4,290 82
Credo Technology Group Holding (1) 13,736 1,272
Diodes (1) 4,303 228
FormFactor (1) 7,304 251
Ichor Holdings (1) 3,191 63
Impinj (1) 2,434 270
indie Semiconductor, Class A (1)(2) 18,193 65
Kopin (1) 14,060 21
Kulicke & Soffa Industries  4,843 168
MaxLinear (1) 7,653 109
Navitas Semiconductor (1) 12,562 82
NVE  454 33
PDF Solutions (1) 2,994 64
Penguin Solutions (1) 5,000 99
Photronics (1) 5,757 108
Power Integrations  5,279 295
Rambus (1) 10,115 648
Rigetti Computing (1) 26,525 315
Semtech (1) 8,172 369
Silicon Laboratories (1) 3,024 446
SiTime (1) 1,982 422
SkyWater Technology (1)(2) 2,492 24
Synaptics (1) 3,650 237
Ultra Clean Holdings (1) 4,202 95
Veeco Instruments (1) 5,364 109
Wolfspeed (1) 14,826 6
6,640
Software  6.3%
8x8 (1) 11,064 22

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
A10 Networks  6,918 134
ACI Worldwide (1) 9,888 454
Adeia  10,133 143
Agilysys (1) 2,427 278
Airship AI Holdings (1)(2) 1,891 11
Alarm.com Holdings (1) 4,464 253
Alkami Technology (1) 6,396 193
Amplitude, Class A (1) 8,168 101
Appian, Class A (1) 3,760 112
Arteris (1) 2,644 25
Asana, Class A (1) 8,754 118
AudioEye (1) 707 8
AvePoint (1) 12,459 241
Bit Digital (1) 17,041 37
Bitdeer Technologies Group, Class A (1) 8,419 97
Blackbaud (1) 3,628 233
BlackLine (1) 4,936 280
Blend Labs, Class A (1) 19,618 65
Box, Class A (1) 13,100 448
Braze, Class A (1) 7,155 201
C3.ai, Class A (1) 11,348 279
Cerence (1) 3,932 40
Cipher Mining (1) 24,866 119
Cleanspark (1)(2) 26,015 287
Clearwater Analytics Holdings, Class A (1) 23,127 507
Commvault Systems (1) 4,148 723
Consensus Cloud Solutions (1) 1,823 42
Core Scientific (1) 25,876 442
CoreCard (1) 528 15
CS Disco (1) 2,764 12
Daily Journal (1) 126 53
Digimarc (1)(2) 1,291 17
Digital Turbine (1) 9,561 56
Domo, Class B (1) 3,160 44
D-Wave Quantum (1) 27,004 395
E2open Parent Holdings (1) 17,100 55
eGain (1) 1,562 10
EverCommerce (1)(2) 1,812 19
Expensify, Class A (1) 5,638 15
Five9 (1) 7,164 190
Freshworks, Class A (1) 19,294 288
Hut 8 (1) 8,836 164
I3 Verticals, Class A (1) 2,053 56

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intapp (1) 5,198 268
InterDigital  2,428 544
Jamf Holding (1) 6,302 60
Kaltura (1) 8,349 17
Life360 (1)(2) 1,508 98
LiveRamp Holdings (1) 6,060 200
MARA Holdings (1)(2) 32,523 510
Mercurity Fintech Holding (1) 3,019 12
Meridianlink (1) 2,950 48
Mitek Systems (1) 4,349 43
N-able (1) 6,512 53
NCR Voyix (1) 13,024 153
NextNav (1) 8,253 126
Olo, Class A (1) 10,827 96
ON24 (1) 3,524 19
OneSpan  3,415 57
Ooma (1) 2,155 28
Pagaya Technologies, Class A (1)(2) 3,941 84
PagerDuty (1) 8,080 124
Porch Group (1) 7,454 88
Progress Software  4,015 256
PROS Holdings (1) 4,099 64
Q2 Holdings (1) 5,832 546
Qualys (1) 3,452 493
Rapid7 (1) 5,990 139
Red Violet  1,007 50
ReposiTrak (2) 1,028 20
Rezolve AI (1)(2) 8,543 26
Rimini Street (1) 5,023 19
Riot Platforms (1) 30,980 350
Sapiens International  2,930 86
SEMrush Holdings, Class A (1) 4,318 39
Silvaco Group (1)(2) 429 2
SoundHound AI, Class A (1) 34,331 368
SoundThinking (1) 865 11
Sprinklr, Class A (1) 10,652 90
Sprout Social, Class A (1) 4,846 101
SPS Commerce (1) 3,570 486
Synchronoss Technologies (1) 1,023 7
Telos (1) 4,986 16
Tenable Holdings (1) 11,199 378
Terawulf (1)(2) 25,388 111
Varonis Systems (1) 10,346 525

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verint Systems (1) 5,833 115
Vertex, Class A (1) 6,097 216
Viant Technology, Class A (1) 1,291 17
Weave Communications (1) 5,474 46
WM Technology (1) 8,063 7
Workiva (1) 4,764 326
Xperi (1) 4,049 32
Yext (1) 9,629 82
Zeta Global Holdings, Class A (1) 17,640 273
15,207
Technology Hardware, Storage & Peripherals  0.6%
CompoSecure, Class A (1) 4,125 58
Corsair Gaming (1) 4,382 41
CPI Card Group (1) 473 11
Diebold Nixdorf (1) 2,362 131
Eastman Kodak (1) 5,494 31
Immersion  2,733 22
IonQ (1) 22,233 955
Quantum Computing (1)(2) 10,805 207
Turtle Beach (1) 1,393 19
Xerox Holdings (2) 11,093 59
1,534
Total Information Technology 34,874
MATERIALS  3.8%
Chemicals  1.7%
AdvanSix  2,444 58
American Vanguard  2,358 9
Arq (1) 2,982 16
ASP Isotopes (1) 4,996 37
Aspen Aerogels (1) 6,226 37
Avient  8,619 279
Balchem  3,078 490
Cabot  5,085 381
Chemours  14,124 162
Core Molding Technologies (1) 714 12
Danimer Scientific, Warrants, 7/15/25 (1) 1,921 —
Ecovyst (1) 10,101 83
Flotek Industries (1) 1,341 20
Ginkgo Bioworks Holdings (1)(2) 3,651 41
Hawkins  1,831 260
HB Fuller  5,110 307
Ingevity (1) 3,388 146

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Innospec  2,355 198
Intrepid Potash (1) 987 35
Koppers Holdings  1,783 57
Kronos Worldwide  1,871 12
LSB Industries (1) 4,824 38
Mativ Holdings  4,903 33
Minerals Technologies  2,994 165
Orion  5,122 54
Perimeter Solutions (1) 13,048 182
PureCycle Technologies (1)(2) 12,174 167
Quaker Chemical  1,287 144
Rayonier Advanced Materials (1) 5,896 23
Sensient Technologies  3,962 390
Solesence (1) 1,781 8
Stepan  2,021 110
Trinseo  3,215 10
Tronox Holdings  10,741 54
Valhi  173 3
4,021
Construction Materials  0.2%
Knife River (1) 5,361 438
Smith-Midland (1) 251 8
Titan America  2,284 29
United States Lime & Minerals  1,015 101
576
Containers & Packaging  0.3%
Ardagh Metal Packaging  13,199 56
Greif, Class A  2,376 154
Greif, Class B  429 30
Myers Industries  3,348 49
O-I Glass (1) 14,315 211
Ranpak Holdings (1) 3,682 13
TriMas  3,108 89
602
Metals & Mining  1.5%
Alpha Metallurgical Resources (1) 1,098 124
American Battery Technology (1) 7,668 12
Ascent Industries (1) 753 9
Caledonia Mining  1,533 30
Century Aluminum (1) 5,024 91
Coeur Mining (1) 60,027 532
Commercial Metals  10,589 518

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Compass Minerals International (1) 3,164 64
Constellium (1) 13,343 177
Contango ORE (1)(2) 1,000 19
Critical Metals (1)(2) 3,041 11
Dakota Gold (1) 8,087 30
Ferroglobe  11,223 41
Friedman Industries  629 10
Hecla Mining  56,248 337
Idaho Strategic Resources (1) 1,183 15
Ivanhoe Electric (1) 8,047 73
Kaiser Aluminum  1,508 120
Lifezone Metals (1)(2) 2,990 12
MAC Copper, Class A (1) 6,693 81
Materion  1,910 152
Metallus (1) 3,430 53
NioCorp Developments (1) 4,885 11
Novagold Resources (1) 23,187 95
Olympic Steel  895 29
Perpetua Resources (1)(2) 4,319 52
Piedmont Lithium (1)(2) 1,672 10
Radius Recycling  2,518 75
Ramaco Resources, Class A (2) 3,340 44
Ryerson Holding  2,436 53
SSR Mining (1) 18,971 242
SunCoke Energy  7,969 68
Tredegar (1) 2,733 24
U.S. Antimony (1) 8,614 19
U.S. Gold (1) 1,038 13
U.S. Goldmining (1) 152 1
Vox Royalty  3,784 12
Warrior Met Coal  4,886 224
Worthington Steel  3,105 93
3,576
Paper & Forest Products  0.1%
Clearwater Paper (1) 1,571 43
Magnera (1) 3,125 37
Sylvamo  3,213 161
241
Total Materials 9,016
REAL ESTATE  6.0%
Diversified Real Estate Investment Trusts  0.6%
Alexander & Baldwin, REIT  6,798 121

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alpine Income Property Trust, REIT  1,157 17
American Assets Trust, REIT  4,878 96
Armada Hoffler Properties, REIT  7,162 49
Broadstone Net Lease, REIT  17,786 286
CTO Realty Growth, REIT  2,858 49
Essential Properties Realty Trust, REIT  18,627 594
Gladstone Commercial, REIT  4,295 62
Global Net Lease, REIT  18,673 141
Modiv Industrial, REIT  882 13
NexPoint Diversified Real Estate Trust, REIT  3,051 13
One Liberty Properties, REIT  1,722 41
1,482
Health Care Real Estate Investment Trusts  1.0%
American Healthcare REIT, REIT  14,925 548
CareTrust REIT, REIT  17,711 542
Community Healthcare Trust, REIT  2,489 41
Diversified Healthcare Trust, REIT  19,952 71
Global Medical REIT, REIT  5,628 39
LTC Properties, REIT  4,267 148
National Health Investors, REIT  4,333 304
Sabra Health Care REIT, REIT  22,289 411
Sila Realty Trust, REIT  5,218 124
Strawberry Fields REIT, REIT  782 8
Universal Health Realty Income Trust, REIT  1,163 47
2,283
Hotel & Resort Real Estate Investment Trusts  0.6%
Apple Hospitality REIT, REIT  20,911 244
Braemar Hotels & Resorts, REIT  5,746 14
Chatham Lodging Trust, REIT  4,377 31
DiamondRock Hospitality, REIT  19,223 147
Pebblebrook Hotel Trust, REIT  10,837 108
RLJ Lodging Trust, REIT  13,616 99
Ryman Hospitality Properties, REIT  5,515 544
Service Properties Trust, REIT  14,941 36
Summit Hotel Properties, REIT  10,303 52
Sunstone Hotel Investors, REIT  18,042 157
Xenia Hotels & Resorts, REIT  9,526 120
1,552
Industrial Real Estate Investment Trusts  0.4%
Industrial Logistics Properties Trust, REIT  5,775 26
Innovative Industrial Properties, REIT  2,620 145
LXP Industrial Trust, REIT  27,334 226

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Plymouth Industrial REIT, REIT  3,850 62
Terreno Realty, REIT  9,587 537
996
Office Real Estate Investment Trusts  0.7%
Brandywine Realty Trust, REIT  16,158 69
City Office REIT, REIT  3,577 19
COPT Defense Properties, REIT  10,685 295
Douglas Emmett, REIT  15,189 228
Easterly Government Properties, REIT  3,795 84
Empire State Realty Trust, Class A, REIT  12,947 105
Franklin Street Properties, REIT  9,111 15
Hudson Pacific Properties, REIT (2) 29,213 80
JBG SMITH Properties, REIT (2) 6,914 120
NET Lease Office Properties, REIT (1) 1,355 44
Paramount Group, REIT  17,520 107
Peakstone Realty Trust, REIT (2) 3,331 44
Piedmont Realty Trust, Class A, REIT  11,753 86
Postal Realty Trust, Class A, REIT  2,024 30
SL Green Realty, REIT  6,736 417
1,743
Real Estate Management & Development  0.6%
American Realty Investors (1)(2) 57 1
Anywhere Real Estate (1) 9,911 36
Compass, Class A (1) 42,729 268
Cushman & Wakefield (1) 21,705 240
Douglas Elliman (1) 6,907 16
eXp World Holdings  7,842 72
Forestar Group (1) 1,747 35
FRP Holdings (1) 1,160 31
Kennedy-Wilson Holdings  11,350 77
Logistic Properties Of The Americas (1)(2) 295 2
Marcus & Millichap  2,249 69
Maui Land & Pineapple (1) 611 11
Newmark Group, Class A  12,781 155
RE/MAX Holdings, Class A (1) 1,531 13
Real Brokerage (1) 9,956 45
RMR Group, Class A  1,304 21
Seaport Entertainment Group (1) 704 13
St. Joe  3,570 170
Stratus Properties (1)(2) 630 12
Tejon Ranch (1) 1,890 32

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transcontinental Realty Investors (1) 179 8
1,327
Residential Real Estate Investment Trusts  0.4%
Apartment Investment & Management, Class A, REIT  6,996 61
BRT Apartments, REIT  1,079 17
Centerspace, REIT  1,581 95
Clipper Realty, REIT  737 3
Elme Communities, REIT  8,202 130
Independence Realty Trust, REIT  21,803 386
NexPoint Residential Trust, REIT  2,109 70
UMH Properties, REIT  7,320 123
Veris Residential, REIT  7,339 109
994
Retail Real Estate Investment Trusts  1.2%
Acadia Realty Trust, REIT  12,374 230
Alexander's, REIT  197 44
CBL & Associates Properties, REIT  1,705 43
Curbline Properties, REIT  9,128 208
FrontView, REIT  1,665 20
Getty Realty, REIT (2) 4,866 135
InvenTrust Properties, REIT  7,316 201
Kite Realty Group Trust, REIT  20,704 469
Macerich, REIT  23,810 385
NETSTREIT, REIT  7,654 130
Phillips Edison, REIT  11,838 415
Saul Centers, REIT  1,155 39
SITE Centers, REIT  4,545 51
Tanger, REIT  10,478 320
Urban Edge Properties, REIT  11,927 223
Whitestone REIT, REIT  4,455 56
2,969
Specialized Real Estate Investment Trusts  0.5%
Farmland Partners, REIT (2) 3,990 46
Four Corners Property Trust, REIT (2) 9,356 252
Gladstone Land, REIT (2) 3,039 31
Outfront Media, REIT  13,326 218
PotlatchDeltic, REIT  7,334 281
Safehold, REIT  5,267 82
Smartstop Self Storage REIT  2,654 96
Uniti Group, REIT  22,040 95
1,101
Total Real Estate 14,447

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TRUSTS & FUNDS  0.1%
Trusts & Mutual Funds  0.1%
iShares Russell 2000 ETF  1,107 239
Total Trusts & Funds 239
UTILITIES  3.2%
Electric Utilities  1.1%
ALLETE  5,486 352
Genie Energy, Class B  1,996 54
Hawaiian Electric Industries (1) 16,111 171
MGE Energy  3,460 306
Oklo (1) 9,623 539
Otter Tail  3,611 278
Portland General Electric  10,336 420
TXNM Energy  8,690 489
2,609
Gas Utilities  1.1%
Brookfield Infrastructure, Class A  11,294 470
Chesapeake Utilities  2,144 258
New Jersey Resources  9,472 424
Northwest Natural Holding  3,794 151
ONE Gas  5,615 403
RGC Resources  771 17
Southwest Gas Holdings  6,070 452
Spire  5,408 395
2,570
Independent Power & Renewable Electricity
Producers  0.2%
Hallador Energy (1) 2,914 46
Montauk Renewables (1) 5,931 13
Ormat Technologies  5,724 480
539
Multi-Utilities  0.4%
Avista  7,550 287
Black Hills  6,816 382
Northwestern Energy Group  5,750 295
Unitil  1,523 79
1,043
Water Utilities  0.4%
American States Water  3,627 278
Cadiz (1) 5,179 15
California Water Service Group  5,567 253

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consolidated Water  1,375 41
Global Water Resources  887 9
H2O America  2,981 155
Middlesex Water  1,673 91
Pure Cycle (1) 1,731 19
York Water  1,303 41
902
Total Utilities 7,663
Total Common Stocks (Cost $230,433) 238,647
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 439,006 439
439
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.225%, 7/10/25 (6) 265,000 265
265
Total Short-Term Investments (Cost $704) 704
SECURITIES LENDING COLLATERAL  3.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 7,780,964 7,781
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,781
Total Securities Lending Collateral (Cost $7,781) 7,781
Total Investments in Securities
102.3% of Net Assets
(Cost $238,918) $ 247,132
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2025.

T. ROWE PRICE Small-Cap Index Fund

.
.
.
.
.
.
.
.
.
.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 9 Russell 2000 E-Mini Index contracts 9/25 986 $ 4
Net payments (receipts) of variation margin to date 5
Variation margin receivable (payable) on open futures contracts $ 9

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 25++
Totals $ —# $ — $ 25+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 13,337  ¤  ¤ $ 8,220
Total $ 8,220^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $25 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,220.

T. ROWE PRICE Small-Cap Index Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $238,918) $ 247,132
Receivable for shares sold 2,062
Cash 386
Dividends receivable 227
Receivable for investment securities sold 128
Due from affiliates 13
Variation margin receivable on futures contracts 9
Other assets 17
Total assets 249,974
Liabilities
Obligation to return securities lending collateral 7,781
Payable for investment securities purchased 501
Payable for shares redeemed 71
Investment management fees payable 17
Other liabilities 64
Total liabilities 8,434
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 241,540

T. ROWE PRICE Small-Cap Index Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 7,914
Paid-in capital applicable to 15,714,599 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 233,626
NET ASSETS $ 241,540
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $97; Shares outstanding: 6,307) $ 15.31
I Class
(Net assets: $136,170; Shares outstanding: 8,860,977) $ 15.37
Z Class
(Net assets: $105,273; Shares outstanding: 6,847,315) $ 15.37

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2) $ 1,320
Securities lending 71
.
  Interest 5
Other 2
Total income 1,398
Expenses
Investment management 97
Shareholder servicing
I Class 23
Prospectus and shareholder reports
I Class
$
2
Z Class 2 4
Custody and accounting 136
Legal and audit 21
Miscellaneous 9
Waived / paid by Price Associates (199)
Total expenses 91
Net investment income 1,307

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,434
Futures 69
Net realized gain 1,503
Change in net unrealized gain / loss
Securities (5,196)
Futures 6
Change in net unrealized gain / loss (5,190)
Net realized and unrealized gain / loss (3,687)
DECREASE IN NET ASSETS FROM OPERATIONS $ (2,380)

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,307 $ 2,539
Net realized gain 1,503 3,691
Change in net unrealized gain / loss (5,190) 12,907
Increase (decrease) in net assets from operations (2,380) 19,137
Distributions to shareholders
Net earnings
Investor Class – (3)
I Class – (4,053)
Z Class – (2,351)
Decrease in net assets from distributions – (6,407)
Capital share transactions
*
Shares sold
I Class 15,272 18,791
Z Class 40,066 48,436
Distributions reinvested
I Class – 4,053
Z Class – 2,351
Shares redeemed
Investor Class – (99)
I Class (9,682) (12,097)
Z Class (8,115) (16,245)
Increase in net assets from capital share
transactions 37,541 45,190

T. ROWE PRICE Small-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 35,161 57,920
Beginning of period 206,379 148,459
End of period $ 241,540 $ 206,379
*Share information (000s)
Shares sold
I Class 1,079 1,249
Z Class 2,655 3,152
Distributions reinvested
I Class – 245
Z Class – 142
Shares redeemed
Investor Class – (6)
I Class (656) (804)
Z Class (549) (1,056)
Increase in shares outstanding 2,529 2,922

T. ROWE PRICE Small-Cap Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Small-Cap Index Fund (Investor Class), the Small-Cap Index
Fund–I Class (I Class) and the Small-Cap Index Fund–Z Class (Z Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Small-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments

T. ROWE PRICE Small-Cap Index Fund

under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.  Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing

T. ROWE PRICE Small-Cap Index Fund

sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 238,605 $ 29 $ 13 $ 238,647
Short-Term Investments 439 265 — 704
Securities Lending Collateral 7,781 — — 7,781
Total Securities 246,825 294 13 247,132
Futures Contracts* 4 — — 4
Total $ 246,829 $ 294 $ 13 $ 247,136
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 4
*
Total $ 4
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, securities valued at $76,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 69
Total $ 69
Change in Unrealized
Gain (Loss)
Equity derivatives $ 6
Total $ 6

T. ROWE PRICE Small-Cap Index Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Small-Cap Index Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not.
At June 30, 2025, the value of loaned securities was $7,568,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $7,781,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $67,330,000 and
$30,221,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $241,577,000. Net unrealized gain aggregated
$5,559,000 at period-end, of which $41,427,000 related to appreciated investments and $35,868,000 related to depreciated investments.

T. ROWE PRICE Small-Cap Index Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Small-Cap Index Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $638,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Small-Cap Index Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $23,000 for shareholder servicing costs related to the college savings plans, of which $7,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 94% of the outstanding shares of the I Class were held by college savings plans.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(88) $(111)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Small-Cap Index Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 6,307 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Small-Cap Index Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Small-Cap Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Small-Cap Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted
that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Index Fund

and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F33-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025